Subsequent Events (Details)												12 Months Ended
		Oct. 30, 2025 USD ($) $ / shares shares	Oct. 24, 2025 USD ($) $ / shares shares	Sep. 16, 2025 USD ($) $ / shares shares	Sep. 10, 2025 USD ($) shares	Sep. 09, 2025 USD ($)	Aug. 28, 2025 $ / shares shares	Aug. 04, 2025 USD ($) $ / shares shares	Aug. 01, 2025 $ / shares shares	Jul. 31, 2025 USD ($)	Sep. 15, 2022 shares	Jul. 31, 2026 USD ($)	Jul. 31, 2026 JPY (¥)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Oct. 30, 2025 SGD ($) shares	Sep. 15, 2025 USD ($)	Sep. 15, 2025 SGD ($)	Jul. 25, 2025 m²	Jul. 15, 2025 shares
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares														$ 12.18
Gross proceeds received from sale (in Dollars) | $														$ 30,001,900
Ordinary shares											10,714,286
Issued and outstanding														9.99%
Warrant [Member]
Subsequent Events [Line Items]
Ordinary shares														8,950,000
Forecast [Member]
Subsequent Events [Line Items]
Number of investors					1
Shares sold		10,900,000	3,300,000	1,140,000
Fixed purchase price (in Dollars per share) | $ / shares				$ 10
Warrants			1	380,000			120,000
Exercise price (in Dollars per share) | $ / shares			$ 12.08	$ 10			$ 10
Consideration received per share (in Dollars) | $
Gross proceeds received from sale (in Dollars) | $				$ 11,400,000	$ 4,800,000
Ordinary shares		1	1,100,000
Purchase price (in Dollars) | $			$ 9.369
Cross proceeds (in Dollars) | $			10
Consideration (in Dollars) | $			$ 3,000,000
Exercised warrants					120,000
Total initial paid-up share capital																		$ 1,560,330	$ 2,000,000
Investment in cash																		$ 624,132	$ 800,000
Purchase price per share (in Dollars per share) | $ / shares			$ 12.08
Initial registered capital		$ 1,539,000															$ 2,000,000
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share) | $ / shares			$ 9.369
Ordinary shares			366,666
Forecast [Member] | Purchaser Warrant [Member]
Subsequent Events [Line Items]
Warrants		1															1
Teamsun JV [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest percentage		51.00%															51.00%
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares	[1]														2,263,068
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares			1
Subsequent Event [Member]
Subsequent Events [Line Items]
Area of land (in Square Meters) | m²																				2,408
Rent amount												$ 34,232	¥ 5,056,800
Number of investors									4
Shares sold									3,100,000
Fixed purchase price (in Dollars per share) | $ / shares									$ 9.369
Warrants								733,333
Exercise price (in Dollars per share) | $ / shares								$ 9.369
Consideration received per share (in Dollars) | $
Gross proceeds received from sale (in Dollars) | $								$ 29,043,900
Equity interest sold										100.00%
Consideration (in Dollars) | $										$ 480,000
Subsequent Event [Member] | Employees [Member]
Subsequent Events [Line Items]
Number of shares available for grant																					3,076,000
Zhonhen Electric [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest rate																		40.00%	40.00%
Cooltech JV [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest rate			35.00%
MicroInference [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest rate			51.00%
MicroInference's Founder [Member] | Forecast [Member]
Subsequent Events [Line Items]
Equity interest rate			100.00%
Private Placement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares sold			3,300,000				360,000
Fixed purchase price (in Dollars per share) | $ / shares							$ 10
Ordinary shares			1
Purchase price per share (in Dollars per share) | $ / shares		$ 12.18

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.